Summary of arm’s length transactions with related parties (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payable		₨ 7,959
Significant Influence Group Companies [Member]
IfrsStatementLineItems [Line Items]
Advertisement expense			₨ (300)
Interest expense			(6,400)
Communication expense		649	698
Trade payable		7,959
Trade receivable		3,317
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Rendering of services		(21)
Recovery of expenses	824	741	944
Loan given	2,500	19,500	4,200
Interest income	4,240	7,206	4,819
Commission expense		(1)	45
Investment in shares			₨ 3,500
Trade receivable		15,418
Prepayment and other asset		53,700
Other financial assets